[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21339

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
(Exact name of registrant as specified in charter)

1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY	10020
(Address of principal executive offices)	(Zip code)

RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:	1-888-378-1630

Date of fiscal year end:	10/31

Date of reporting period:	1/31/07

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Money Market Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2007 (unaudited)

		Face
		Amount	Value
		(000)	(000)
Certificate of Deposit (5.0%)
Banking (0.3%)
Wells Fargo Bank NA
4.90%, 2/1/07		$25,000	$25,000
International Banks (4.7%)
Norinchukin Bank Ltd.
5.35%, 2/15/07 - 7/10/07		300,000	300,000
5.36%, 7/12/07		30,000	30,000
			330,000
Total Certificate of Deposit (Cost $355,000)			355,000
Commercial Paper (51.1%)
Asset Backed — Automotive (0.7%)
Daimler Chrysler Revolving Auto Conduit LLC
5.27%, 2/26/07	(a)	25,000	24,909
5.32%, 4/30/07	(a)	22,650	22,359
			47,268
Asset Backed — Consumer (1.9%)
Davis Square Funding
5.31%, 3/15/07	(a)	20,000	19,877
Gemini Securitization Corp.
5.32%, 2/27/07	(a)	40,000	39,801
Ranger Funding LLC
5.27%, 3/1/07	(a)	25,000	24,898
Sheffield Receivables Corp.
5.31%, 4/24/07	(a)	50,000	49,402
			133,978
Asset Backed — Corporate (20.1%)
Amsterdam Funding Corp.
5.29%, 3/14/07	(a)	50,000	49,700
Atlantis One Funding Corp.
5.25%, 4/11/07	(a)	36,592	36,227
5.35%, 7/24/07 - 7/30/07	(a)	41,732	40,673
Buckingham CDO LLC
5.32%, 2/28/07 - 3/8/07		65,028	64,740
5.33%, 4/30/07	(a)	21,832	21,551
Citius I Funding LLC
5.30%, 3/5/07	(a)	26,597	26,472
Davis Square Funding V
5.30%, 3/12/07 - 4/16/07	(a)	120,000	119,262
5.31%, 3/8/07 - 3/15/07	(a)	143,940	143,147
5.32%, 4/11/07		25,000	24,747
5.33%, 3/16/07	(a)	70,000	69,557
5.33%, 4/16/07	(a)	30,000	29,675
Kaiserplatz Funding LLC
5.28%, 2/15/07 - 4/12/07	(a)	163,122	161,986
5.30%, 2/27/07 - 3/15/07	(a)	124,164	123,825
5.33%, 4/26/07	(a)	45,000	44,448

Klio Funding Corp.
5.28%, 2/1/07 - 3/8/07	(a)	96,769	96,524
5.28%, 2/13/07		15,000	14,974
5.31%, 3/15/07	(a)	38,514	38,277
Klio II Funding Corp.
5.28%, 3/8/07 - 4/11/07	(a)	22,130	22,017
5.32%, 4/11/07	(a)	20,000	19,798
Klio III Funding Corp.
5.29%, 3/7/07	(a)	28,743	28,600
Nieuw Amsterdam Receivables
5.28%, 5/9/07	(a)	20,540	20,252
Simba Funding Corp.
5.28%, 3/2/07	(a)	100,000	99,577
5.30%, 3/20/07	(a)	50,293	49,947
5.31%, 3/23/07	(a)	45,000	44,670
5.32%, 3/21/07	(a)	25,000	24,824
5.33%, 3/26/07	(a)	21,432	21,265
			1,436,735
Asset Backed — Diversified (0.8%)
Corporate Receivable Corp.
5.32%, 2/12/07	(a)	25,000	24,959
Fairway Finance
5.28%, 3/14/07	(a)	7,741	7,695
Jupiter Securization Corp.
5.32%, 4/27/07	(a)	25,000	24,690
			57,344
Asset Backed — Mortgage (0.8%)
Sydney Capital Corp.
5.27%, 2/28/07	(a)	12,850	12,799
5.32%, 3/15/07 - 3/20/07	(a)	46,890	46,584
			59,383
Asset Backed — Securities (13.0%)
Amstel Funding Corp.
5.26%, 4/20/07	(a)	38,313	37,881
5.28%, 3/5/07 - 5/11/07	(a)	159,238	157,654
5.29%, 6/13/07	(a)	25,000	24,524
5.32%, 4/30/07	(a)	30,000	29,615
Beta Finance, Inc.
5.26%, 6/15/07	(a)	20,000	19,616
5.27%, 2/6/07	(a)	18,000	17,987
5.28%, 3/19/07	(a)	17,000	16,886
Cancara Asset Securitisation Ltd.
5.31%, 2/21/07	(a)	28,394	28,311
Clipper Receivables Corp.
5.28%, 2/15/07		40,000	39,918
Cullinan Finance Corp.
5.24%, 3/16/07 - 3/22/07	(a)	67,708	67,261
5.45%, 2/1/08	(a)	20,000	20,000
Curzon Funding LLC
5.25%, 4/13/07	(a)	10,000	9,897
5.27%, 4/16/07	(a)	50,000	49,465
5.28%, 3/12/07 - 5/17/07	(a)	33,852	33,463
5.30%, 3/20/07 - 3/21/07	(a)	40,000	39,723
Dorada Finance, Inc.
5.28%, 3/15/07	(a)	20,000	19,877
Grampian Funding LLC

5.28%, 2/20/07 - 5/16/07	(a)	101,000	100,080
5.34%, 7/20/07	(a)	30,000	29,266
Kaiserplatz Funding Ltd.
5.31%, 3/13/07	(a)	15,000	14,912
Scaldis Capital Ltd.
5.32%, 7/13/07	(a)	14,675	14,332
Solitaire Funding LLC
5.29%, 3/12/07	(a)	25,000	24,858
5.30%, 3/14/07 - 4/12/07	(a)	68,798	68,241
5.32%, 3/21/07	(a)	22,331	22,174
5.34%, 7/23/07	(a)	45,000	43,880
			929,821
Banking (2.9%)
Bank of America Corp.
5.29%, 6/8/07		40,000	39,268
5.30%, 6/11/07		20,000	19,624
Citigroup Funding, Inc.
5.34%, 5/23/07 - 5/24/07		110,000	108,209
HSBC USA, Inc.
5.34%, 7/24/07		34,000	33,149
Kamps Capital LLC
5.27%, 9/1/33	(b)	6,680	6,680
			206,930
Diversified Financial Services (1.0%)
General Electric Capital Corp.
5.28%, 3/26/07 - 6/29/07		45,000	44,382
Nestle Capital Corp.
5.33%, 7/31/07	(a)	25,000	24,351
			68,733
Finance — Consumer (0.4%)
HSBC Finance Corp.
5.29%, 3/26/07	(a)	30,000	29,768
Finance — Corporate (0.4%)
CIT Group, Inc.
5.31%, 4/23/07	(a)	25,000	24,705
Insurance (1.9%)
Irish Life & Permanent plc
5.27%, 3/13/07	(a)	100,000	99,418
5.28%, 3/12/07	(a)	40,000	39,772
			139,190
International Banks (1.3%)
IXIS CP Corp.
5.27%, 3/22/07	(a)	50,000	49,644
5.29%, 3/21/07	(a)	40,000	39,720
			89,364
Investment Bankers/Brokers/Services (5.9%)
Bear Stearns Cos., Inc.
5.31%, 6/27/07	(a)	20,000	19,578
5.38%, 6/28/07 - 8/6/07		250,000	250,000
Lehman Brothers Holdings
5.36%, 5/7/07		150,000	150,000
			419,578
Total Commercial Paper (Cost $3,642,797)			3,642,797
Corporate Notes (5.9%)
Asset Backed — Securities (1.2%)
Links Finance LLC

5.00%, 3/12/07	(a)	15,000	15,000
5.17%, 3/16/07	(a)	15,000	15,000
5.32%, 12/20/07	(a)(b)	40,000	39,996
5.37%, 5/2/07	(a)	15,000	15,000
			84,996
Banking (1.6%)
American Immigration Lawyers Association
5.37%, 6/1/38	(b)	3,600	3,600
Capital Markets Access Co.
5.37%, 10/1/31	(b)	4,165	4,165
Charter Lakes Capital LLC
5.32%, 10/1/46	(b)	6,150	6,150
Conestoga Enterprises
5.32%, 3/1/14	(b)	10,830	10,830
Southern UTE Indian
5.39%, 1/1/27		38,600	38,600
Urban Campus Environments LLC
5.32%, 10/1/25		30,190	30,190
Washington Road Properties & WR Partners LLC
5.37%, 12/1/26	(b)	7,000	7,000
Woerner Holdings, Inc.
5.42%, 6/1/33	(b)	13,040	13,040
			113,575
International Banks (1.8%)
Australia & New Zealand Bank
5.32%, 12/21/07	(a)	25,000	25,000
Royal Bank of Canada
5.30%, 3/1/07 - 3/30/07	(a)	60,000	60,000
5.49%, 10/2/07		40,000	40,000
			125,000
Investment Bankers/Brokers/Services (1.4%)
Goldman Sachs Group, Inc.
5.43%, 3/6/07		100,000	100,000
Total Corporate Notes (Cost $423,571)			423,571
Extendible Notes (15.5%)
Banking (0.5%)
Westpac Banking Corp.
5.30%, 12/6/11	(a)(b)	35,000	35,000
Diversified Financial Services (1.5%)
General Electric Capital Corp.
5.45%, 4/17/07 - 10/17/07		110,200	110,167
International Banks (11.9%)
Banque Federative Credit Mutuel
5.32%, 9/13/07 - 7/13/11	(a)	180,130	180,130
Caja de Ahorros y Monte de Piedad de Madrid
5.36%, 10/19/11	(b)	120,000	120,000
Commercial Bank Australia Ltd.
5.29%, 8/24/10		50,000	50,000
Depfa Bank plc
5.11%, 9/21/07	(a)	30,000	29,012
5.40%, 6/15/09	(b)	59,000	59,027
Kommunalkredit AG
1.00%, 2/22/08	(a)(b)	150,000	150,000
Norinchukin Bank
5.36%, 4/2/07	(a)	30,000	30,000
Rabobank Nederland NV/NY

5.33%, 11/15/11	(a)(b)	50,000	50,000
Royal Bank of Scotland
5.31%, 4/21/10	(a)(b)	135,000	135,000
Societe Generale
5.34%, 2/2/07	(a)	45,000	45,000
			848,169
Investment Bankers/Brokers/Services (1.6%)
Merrill Lynch & Co., Inc.
5.33%, 9/14/07 - 9/15/10	(b)	80,006	80,006
5.57%, 7/11/07		35,000	35,000
			115,006
Total Extendible Notes (Cost $1,108,342)			1,108,342
Floating Rate Notes (12.6%)
Asset Backed — Securities (8.8%)
Beta Finance, Inc.
5.42%, 3/29/07	(a)(b)	20,000	20,001
CC USA, Inc.
5.31%, 5/17/07 - 7/18/07	(a)(b)	145,000	144,993
Cullinan Finance Corp.
5.32%, 9/28/07 - 1/23/08	(a)(b)	170,000	169,985
Dorada Finance, Inc.
5.32%, 8/6/07 - 8/7/07	(a)(b)	90,000	89,996
Links Finance LLC
5.33%, 2/15/07 - 8/8/07	(a)(b)	120,000	120,000
5.36%, 4/30/07	(a)(b)	80,000	79,999
			624,974
Banking (0.7%)
HSBC USA, Inc.
5.36%, 7/27/07	(a)	25,000	25,004
Union Hamilton Special Funding
5.36%, 6/15/07	(a)(b)	28,000	28,000
			53,004
Diversified Financial Services (0.1%)
Wal-Mart Stores, Inc.
5.26%, 3/28/07	(b)	10,000	9,999
Investment Bankers/Brokers/Services (3.0%)
Bank of America Corp.
5.39%, 12/31/49		75,000	75,000
Goldman Sachs Group, Inc.
5.38%, 12/14/07		35,000	35,000
5.43%, 8/9/07		100,000	100,000
			210,000
Total Floating Rate Notes (Cost $897,977)			897,977
Time Deposit (3.6%)
International Banks (3.6%)
Deutsche Bank AG
5.31%, 2/1/07		122,165	122,165
HSH Nordbank AG-NY
5.38%, 2/1/07		135,000	135,000
Total Time Deposit (Cost $257,165)			257,165
Repurchase Agreement (8.9%)

CS First Boston LLC, 5.30%, 1/31/07, due 2/1/07, repurchase price $200,029; fully collateralized by corporate securities at the date of this Portfolio of Investments as follow: Beta Finance, Inc., Zero Coupon, due 4/16/07; Carrera Capital Finance, Zero Coupon, due 4/30/07;

Carrera Capital Finance, 5.30%, due 4/25/07; Canada Government, 5.12%, due 2/21/07; Ciesco LLC, Zero Coupon, due 3/9/07; Corporate Asset Funding Co., Inc., Zero Coupon, due 3/26/07; Danske Corp., Zero Coupon, due 4/24/07; Eaton LLC & Eaton LT, 5.29%, due 5/3/07; Evvlf USA LLC, Zero Coupon, due 4/4/07 -5/30/07; DIS BER, 5.20%, due 2/27/07; IXIS Commercial Paper, 0.19%, due 2/7/07; Nelnet Student Association, 0.03%, due 3/13/07; Sigma Finance, Inc., 5.22%, due 5/10/07; Swedish National Housing, 5.25%, due 3/1/07; Total Capital, 5.24%, due 2/6/07, valued at $204,000.	200,000	200,000
Goldman Sachs Group, Inc., 5.30%, 1/31/07, due 2/1/07, repurchase price $125,018; fully collateralized by discount commercial paper at the date of this Portfolio of Investments as follows: DZ Bank AG Deutsche Zentral — Genossenschaftsbank, Zero Coupon, due 7/19/07, valued at $127,500.	125,000	125,000

Lehman Brothers, Inc., 5.32%, dated 1/31/07, due 2/1/07, repurchase price $100,015; fully collateralized by discount commercial paper at the date of this Portfolio of Investments as follows: Barton Capital, Zero Coupon, due 2/21/07; Freedom Park Capital, 5.35%, due 2/28/07; K2 USA LLC, Zero Coupon, due 4/27/07; HBOS Treasury Services, 5.24%, due 4/23/07; Kimberly — Clark World, 5.21%, due 3/07/07; International Lease Finance, 5.34%, due 4/04/07; Natexis Banq US Finance, 5.31%, due 2/01/07; Rabobank USA Finance Corp., 5.24%, due 2/16/07; UBS Finance Delaware, Zero Coupon, due 6/01/07, valued at $102,003.

	100,000	100,000

Lehman Brothers, Inc., 5.35%, dated 1/31/07, due 2/1/07, repurchase price $100,015; fully collateralized by discount commercial paper at the date of the Portfolio of Investments as follows: Ant, 5.35%, due 2/14/07; Barton Capital Holdings, Ltd., Zero Coupon, due 2/7/07; Cancara Asset Securitization, 0.01%, due 2/14/07; CVA finance, Inc. (Delaware), 5.24%, due 2/28/07; CPI Funding Corp., Zero Coupon, due 2/15/07; Freedom Park Capital, 5.35%, due 2/13/07; Freedom Park Capital, 5.36%, due 2/5/07; K2 USA LLC, Zero Coupon, due 4/30/07; National Australia Bank/Cayman Island, Zero Coupon, 2/7/07; Oesterreich Kontroll, 5.24%, due 4/27/07; Rabobank USA Finance Corp., 5.24%, due 2/16/07; Rabobank Nederland NV/NY, 5.26%, due 2/20/07; Societe Generale, 5.17%, due 4/2/07; Societe Generale, 5.24%, due 3/1/07; Toyota Motor Credit Corp., 5.23%, due 2/2/07; UBS Finance Delaware, LLC, Zero Coupon, due 4/9/07; UBS Finance Delaware, LLC, 1.00%, due 5/8/07, valued at $102,002.

	100,000	100,000
Merrill Lynch & Co., Inc., 5.30%, dated 1/31/07, due 2/1/07, repurchase price $105,015; fully collateralized by discount commercial paper at the date of this Portfolio of Investments as follows: Centrestar Capital, Zero Coupon, due 8/28/07; Centrestar Capital, 5.30%, due 4/16/07, valued at $107,103.	105,000	105,000
Total Repurchase Agreements (Cost $630,000)		630,000
Total Investments (102.6%) ($7,314,852)		7,314,852
Liabilities in Excess of Other Assets (-2.6%)		(182,149)
Net Assets (100%)		$7,132,703

(a) 144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b) Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2007.

Prime Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2007 (unaudited)

		Fact
		Amount	Value
		(000)	(000)
Certificates of Deposit (1.8%)
Banking (1.8%)
Citizens Bank of Pennsylvania
5.33%, 4/9/07		$75,000	$75,000
HSBC USA, Inc.
5.29%, 3/26/07		125,000	124,034
5.32%, 12/15/11	(b)	130,000	130,000
5.34%, 7/24/07		120,000	116,995
Total Certificates of Deposit (Cost $446,029)			446,029
Commercial Paper (54.2%)
Asset Backed — Auto (1.2%)
DaimlerChrysler Revolving Auto Conduit LLC
5.26%, 2/20/07		50,566	50,426
5.27%, 2/26/07 - 3/8/07		175,611	174,789
5.32%, 4/30/07		70,000	69,102
			294,317
Asset Backed — Consumer (6.1%)
Davis Square Funding
5.31%, 3/15/07	(a)	100,000	99,384
Gemini Securitization Corp.
5.27%, 3/12/07	(a)	120,000	119,319
5.29%, 3/5/07	(a)	25,000	24,883
5.30%, 3/28/07	(a)	50,000	49,598
5.31%, 3/23/07	(a)	150,000	148,902
5.32%, 2/27/07 - 4/30/07	(a)	90,000	89,205
Ranger Funding LLC
5.27%, 3/1/07	(a)	100,000	99,592
Regency Markets No. 1 LLC
5.31%, 3/20/07	(a)	200,000	198,624
Sheffield Receivables Corp.
5.31%, 3/28/07 - 4/24/07	(a)	525,000	519,602
Thames Asset Global Securitization, Inc.
5.28%, 3/7/07	(a)	50,000	49,752
5.31%, 3/14/07	(a)	50,000	49,699
5.32%, 3/23/07	(a)	102,858	102,104
			1,550,664
Asset Backed — Corporate (16.6%)
Atlantis One Funding Corp.
5.31%, 3/26/07	(a)	197,848	196,313
5.34%, 7/24/07	(a)	147,920	144,220
5.35%, 7/30/07	(a)	63,000	61,368
Buckingham LLC
5.30%, 2/26/07 - 3/12/07		129,700	129,163
5.31%, 2/28/07		50,000	49,802
5.32%, 3/8/07		118,000	117,393
Citius I Funding LLC
5.30%, 3/5/07 - 3/14/07	(a)	211,230	210,109
5.31%, 3/5/07	(a)	64,752	64,448
Davis Square Funding IV Corp.
5.30%, 3/12/07 - 3/13/07	(a)	154,200	153,305
5.31%, 3/8/07 - 3/15/07	(a)	197,000	195,812
5.32%, 3/16/07 - 4/16/07	(a)	135,500	134,197
5.32%, 4/11/07		115,000	113,838
Eureka Securitization, Inc.
5.30%, 3/27/07	(a)	75,000	74,408
Kaiserplatz Funding LLC
5.27%, 2/7/07	(a)	200,000	199,824
5.28%, 2/8/07 - 2/9/07	(a)	156,151	155,986

5.29%, 2/15/07 - 3/2/07	(a)	270,199	269,437
5.30%, 2/21/07 - 4/12/07	(a)	514,252	511,652
5.31%, 4/10/07	(a)	154,027	152,497
5.32%, 4/12/07	(a)	40,000	39,591
Klio II Funding Ltd.
5.29%, 3/7/07 - 3/8/07	(a)	76,830	76,445
5.31%, 3/2/07 - 4/12/07	(a)	167,972	167,081
5.32%, 4/17/07	(a)	71,246	70,465
5.33%, 2/7/07	(a)	71,878	71,814
Simba Funding Corp.
5.29%, 3/14/07		101,041	100,436
5.30%, 3/20/07		183,538	182,277
5.31%, 3/21/07		226,590	224,998
5.32%, 3/23/07		233,547	231,835
5.33%, 3/26/07		115,000	114,104
			4,212,818
Asset Backed — Diversified (1.1%)
Corporate Receivables Corp.
5.29%, 3/6/07	(a)	71,000	70,658
5.32%, 2/12/07 - 2/13/07	(a)	125,000	124,782
Jupiter Securization Corp.
5.32%, 4/27/07	(a)	77,321	76,363
			271,803
Asset Backed — Mortgage (2.1%)
Sydney Capital Corp.
5.29%, 2/12/07	(a)	129,950	129,467
5.30%, 3/14/07	(a)	206,390	205,152
5.31%, 2/20/07	(a)	199,170	198,613
			533,232
Asset Backed — Securities (19.5%)
Amstel Funding Corp.
5.25%, 4/11/07	(a)	98,000	97,023
5.27%, 4/20/07	(a)	205,728	203,407
5.28%, 3/12/07 - 5/11/07	(a)	590,000	584,497
5.29%, 3/23/07 - 6/13/07	(a)	159,563	157,008
5.32%, 2/2/07 - 4/30/07	(a)	205,680	203,675
Beta Finance, Inc.
5.24%, 3/29/07	(a)	72,613	72,026
5.26%, 6/15/07	(a)	80,000	78,463
5.28%, 3/19/07	(a)	50,000	49,665
5.31%, 7/10/07	(a)	50,000	48,855
CC USA, Inc.
5.28%, 3/12/07	(a)	50,000	49,716
5.29%, 2/20/07	(a)	50,400	50,260
Cullinan Finance Corp.
5.24%, 3/20/07	(a)	80,396	79,850
5.32%, 3/21/07	(a)	190,473	189,132
5.45%, 2/1/08	(a)	79,000	79,000
Curzon Funding LLC
5.25%, 4/13/07	(a)	25,000	24,744
5.27%, 3/1/07 - 3/2/07	(a)	300,000	298,750
5.28%, 4/19/07 - 5/17/07	(a)	190,000	187,371
5.30%, 3/20/07		85,000	84,416
5.30%, 3/21/07 - 7/10/07	(a)	145,000	142,080
5.31%, 3/22/07	(a)	200,000	198,565
Dorada Finance, Inc.
5.28%, 5/8/07	(a)	35,500	35,007
Galleon Capital Corp.
5.35%, 2/15/07	(a)	200,000	199,590
Grampian Funding LLC
5.26%, 4/10/07	(a)	115,000	113,868
5.28%, 2/20/07 - 5/16/07	(a)	556,000	551,346
5.29%, 6/15/07	(a)	203,000	199,078
5.30%, 6/11/07	(a)	34,000	33,361
5.34%, 7/20/07	(a)	110,000	107,310

Kaiserplatz Funding Ltd.
5.31%, 3/13/07		40,000	39,765
Scaldis Capital Ltd.
5.28%, 3/12/07	(a)	33,239	33,050
5.31%, 7/10/07	(a)	30,806	30,100
5.32%, 7/13/07	(a)	60,000	58,596
Solitaire Funding LLC
5.27%, 2/6/07	(a)	253,019	252,834
5.29%, 3/12/07	(a)	184,090	183,041
5.30%, 4/12/07	(a)	97,000	96,010
5.34%, 7/23/07	(a)	120,000	117,013
			4,928,472
Banking (4.8%)
Bank of America Corp.
5.27%, 3/15/07		200,000	198,778
5.29%, 6/8/07		200,000	196,338
5.30%, 6/11/07	(b)	115,000	112,840
CIT Group, Inc.
5.31%, 4/23/07	(a)	100,000	98,819
Citigroup Funding, Inc.
5.30%, 4/12/07		100,000	98,979
5.34%, 5/23/07 - 5/25/07		525,000	516,434
			1,222,188
Diversified Financial Services (1.0%)
General Electric Capital Corp.
5.45%, 7/9/07 - 10/17/07		175,000	175,000
Nestle Capital Corp.
5.33%, 7/30/07 - 7/31/07	(a)	85,000	82,802
			257,802
Investment Bankers/Brokers/Services (1.8%)
Bear Stearns Cos., Inc.
5.31%, 6/27/07		65,000	63,629
5.38%, 6/28/07		300,000	300,000
Lehman Brothers Holdings
5.36%, 5/7/07	(b)	100,000	100,000
			463,629
Total Commercial Paper (Cost $13,734,925)			13,734,925
Corporate Notes (3.5%)
Asset Backed — Securities (1.4%)
Links Finance LLC
5.00%, 3/12/07	(a)(b)	65,000	65,000
5.17%, 3/16/07	(a)(b)	67,500	67,500
5.32%, 12/20/07	(a)(b)	160,000	159,986
5.37%, 5/2/07	(a)(b)	65,000	64,999
			357,485
Investment Bankers/Brokers/Services (2.0%)
Goldman Sachs Group, Inc.
5.41%, 12/17/07		250,000	250,000
5.43%, 3/6/07		200,000	200,000
Merrill Lynch & Co., Inc.
5.33%, 9/14/07		40,000	40,008
			490,008
Major Banks (0.1%)
U.S. Bank NA
2.87%, 2/1/07		38,000	38,000
Total Corporate Notes (Cost $885,493)			885,493
Extendible Notes (3.6%)
Banking (0.6%)
Fifth Third Bancorp.
5.32%, 11/23/09	(a)	150,000	150,000
Diversified Financial Services (2.0%)
General Electric Capital Corp.
5.28%, 3/26/07 - 6/29/07		295,000	289,948
5.45%, 3/9/07 - 7/9/07		225,000	225,075
			515,023

Investment Bankers/Brokers/Services (1.0%)
Merrill Lynch & Co., Inc.
5.33%, 9/15/10	(b)	175,000	175,000
5.57%, 7/11/07		75,000	75,000
			250,000
Total Extendible Notes (Cost $915,023)			915,023
Floating Rate Notes (20.1%)
Asset Backed- Securities (9.2%)
CC USA, Inc.
5.31%, 5/18/07 - 7/18/07	(a)(b)	380,000	379,973
5.33%, 2/22/07	(a)(b)	150,000	150,003
Cullinan Finance Corp.
5.28%, 9/17/07	(a)(b)	250,000	249,977
5.32%, 9/28/07 - 1/23/08	(a)(b)	670,000	669,942
Dorada Finance, Inc.
5.31%, 5/25/07	(a)(b)	100,000	99,997
5.32%, 8/7/07	(a)(b)	110,000	109,994
Links Finance LLC
5.32%, 3/29/07	(a)	150,000	149,998
5.32%, 4/17/07 - 7/12/07	(a)(b)	200,000	199,994
5.33%, 8/8/07 - 10/9/07	(a)(b)	115,000	114,995
5.34%, 3/1/07	(a)(b)	100,000	100,003
5.35%, 5/25/07	(a)(b)	100,000	99,997
			2,324,873
Banking (3.1%)
Bank of America Corp.
5.30%, 12/28/07	(b)	100,000	100,008
HSBC USA, Inc.
5.36%, 7/27/07	(b)	70,950	70,962
Union Hamilton Special Funding
5.36%, 6/15/07	(a)(b)	170,000	170,000
Wachovia Bank NA
5.31%, 11/30/07	(b)	27,000	27,003
5.35%, 9/28/07	(b)	40,000	40,007
5.36%, 5/22/07	(b)	25,000	25,000
5.40%, 11/30/07		225,000	225,081
Wells Fargo Bank NA
5.30%, 5/8/07		140,000	140,000
			798,061
Diversified Financial Services (0.6%)
General Electric Capital Corp.
5.26%, 3/15/07		150,000	149,085
Finance - Automotive (1.1%)
Toyota Motor Credit Corp.
5.33%, 6/28/07	(b)	150,000	149,993
5.34%, 8/3/07	(b)	125,000	125,007
			275,000
Insurance (1.4%)
AIG Matched Funding Corp.
5.32%, 1/9/08	(a)(b)	200,000	200,000
John Hancock Global Funding II
5.45%, 2/23/07	(a)(b)	115,550	115,557
New York Life Global Funding
5.43%, 2/26/07	(a)(b)	46,500	46,503
			362,060
Investment Bankers/Brokers/Services (3.9%)
Bank of America Corp.
5.39%, 12/31/49	(a)(b)	273,500	273,500
Lehman Brothers Holdings
5.37%, 5/31/07	(b)	110,000	110,024
Merrill Lynch & Co., Inc.
5.33%, 5/29/07	(b)	90,000	89,988
5.36%, 5/29/07	(b)	365,000	364,993
5.44%, 7/6/07		150,000	150,044
			988,549

Major Banks (0.8%)
Bank of America Corp.
5.32%, 4/18/07	(b)	200,000	200,000
Total Floating Rate Notes (Cost $5,097,628)			5,097,628
Promissory Notes (1.3%)
Investment Bankers/Brokers/Services (1.3%)
Goldman Sachs Group, Inc.
5.43%, 12/14/07		165,000	165,000
5.51%, 8/9/07		150,000	150,000
Total Promissory Notes (Cost $315,000)			315,000
Time Deposit (7.2%)
Banking (7.2%)
Chase Manhattan Bank
5.28%, 2/1/07		532,780	532,780
Fifth Third Bancorp.
5.28%, 2/1/07	(b)	300,000	300,000
Regions Bank
5.28%, 2/1/07		1,000,000	1,000,000
Total Time Deposit (Cost $1,832,780)			1,832,780
Repurchase Agreements (8.9%)
Banc of America Securities LLC, 5.27%, dated 1/31/07, due 2/1/07, repurchase price $330,048: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages, 5.00%, due 6/1/35 to 10/1/35, valued at $336,600		330,000	330,000
Banc of America Securities LLC, 5.30%, dated 1/31/07, due 2/1/07, repurchase price $365,054: fully collateralized by U.S. government securities and by discount commercial paper at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgage, 5.00% , due 5/1/35; Catapult PMX Funding, due 2/22/07, valued at $372,300		365,000	365,000
Deutsche Bank Securities, Inc., 5.28%, dated 1/31/07, due 2/1/07, repurchase price $300,044: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Gold Pool: 6.00%, due 9/1/21, valued at $ 306,000.		300,000	300,000

Goldman Sachs Group, Inc., 5.30%, dated 1/31/07, due 2/1/07, repurchase price $525,077: fully collateralized by discount commercial paper at the date of this Portfolio of Investments as follows: Becton Dickinson & Co., due 4/5/07; Ciesco LLC, due 3/5/07; Coca Cola Enterprise, due 2/8/07; DNB Nor Bank, due 3/26/07; Dexia Delaware LLC, due 3/30/07; FPL Fuels, Inc., due 2/16/07; Hitachi America Ltd., due 2/13/07; Koch Resources LLC, due 2/27/07 to 3/5/07; Korea Development Bank, due 2/26/07 to 3/29/07; Eli Lilly & Co., due 2/23/07; Morrigan Funding LLC, due 2/22/07; Nstar Electric, due 2/8/07 to 2/9/07; Prudential plc, due 4/23/07; 7-Eleven, due 2/7/07; Siemens Capital, due 2/16/07; Sigma Aldrich Corp., 2/28/07; Skandin Ens Banken, due 2/26/07; Sumitomo, due 2/15/07 to 3/2/07; UBS Finance, due 3/2/07; Unicredito Italiano, due 4/30/07; Zela Finance, due 4/19/07, valued at $535,500.

		525,000	525,000

J.P. Morgan Securities LLC, 5.30%, dated 1/31/07, due 2/1/07, repurchase price $200,029: fully collateralized by discount commercial paper at the date of this Portfolio of Investments as follows: Atlas Capital, due 2/1/07; Corporate Asset Funding Co., due 3/22/07; Cortez Capital Corp., due 2/27/07; Countrywide Financial Corp., due 2/12/07; Four Winds Funding, due 2/1/07; International Lease Finance, due 3/2/07; Kimberly-Clark World, due 2/13/07; Mass Mutual Funding, due 2/21/07; Paccar Financial Corp., due 4/20/07; Pacificorp, due 3/7/07; Stanfield Victoria, due 10/22/07; Total Capital, due 2/7/07; Verizon Communications Inc., due 3/6/07 to 3/21/07, valued at $204,002.

		200,000	200,000

Lehman Brothers, Inc., 5.32%, dated 1/31/07, due 2/1/07, repurchase price $ 150,022: fully collateralized by discount commercial paper at the date of this Portfolio of Investments as follows: Abbey National America, due 2/6/07; AIG Funding, Inc., Amstel Funding Corp., ANT BE07, due 2/14/07 to 2/15/07; Apreco, Inc., due 2/23/07; ASB Finance Ltd., due 2/22/07; Barclays

Funding, due 2/14/07 to 4/10/07; Barton Capital LLC, due 2/1/07 to 3/21/07; BNP Paribas Finance, due 2/12/07 to 2/16/07; Briarwood Trust, due 5/31/07; Broadhollow Funding, due 2/14/07; Buckingham III, due 2/20/07 to 2/27/07; Calyon North America, due 2/8/07; CBA Finance, due 2/12/07; Cheyne Finance, due 2/22/07; CRC Funding, due 2/16/07; Crimson Commercial, due 4/2/07 to 6/15/07; Curzon, due 2/9/07; Dexia Delaware, due 3/13/07; Erasmus Capital Corp., due 4/2/07 to 6/15/07; FWR BF, due 2/15/07; GE2 FF07, due 3/1/07 to 8/15/07; General Electric Capital Corp., due 4/16/07 to 9/7/07; Grampian Funding, due 3/20/07; Greyhawk Funding LLC, due 2/14/07 to 3/5/07; HBOS Treasury Services, due 2/1/07 to 4/17/07; HSBC Finance Corp., due 3/1/07 to 7/6/07; ING Funding LLC, due 2/14/07 to 4/25/07; KFW International Finance, due 3/2/07; KHF, due 2/8/07 to 2/15/07; Kitty Hawk Funding, due 2/7/07; Kredietbank, due 2/8/07; Liberty Street Funding, due 4/2/07; Lloyds TSB Bank plc, due 4/30/07; Lockhart Funding, due 4/13/07; Mainsail II LLC, due 2/1/07; Martingale Trust, due 5/31/07; Mitten GMAC Mortgage, due 2/2/07; Mont Blanc Capital, due 3/21/07; Old Line Funding, due 2/9/07; Rabobank Netherland, due 3/12/07; Ranger Funding, due 2/1/07 to 2/20/07; RBS, due 2/12/07; RFP, due 2/9/07; Royal Bank of Canada, due 2/5/07; Santander Cent, due 2/8/07; Scaldis Capital LLC, due 2/12/07 to 3/26/07; Societe Generale N.A., due 3/8/07 to 5/4/07; Southern Co. Funding, due 2/21/07; Stadshypotel Delaware, due 4/11/07; Stratus, due 2/23/07; Toyota Motor Credit, due 2/20/07 to 9/4/07; UBS Finance, due 2/2/07 to 5/15/07; Variable Funding, due 2/7/07, valued at $153,003.

	150,000	150,000

Merrill Lynch & Co., Inc., 5.30%, dated 1/31/07, due 2/1/07, repurchase price $395,058: fully collateralized by discount commercial paper at the date of this Portfolio of Investments as follows: Alcon Capital Corp., due 2/26/07; Apred507, due 4/5/07; ASB Finance Ltd., due 2/22/07 to 4/18/07; AS DIS BER, due 2/20/07 to 3/21/07; ATU DIS BER, due 2/23/07; Barton Capital, due 2/1/07 to 2/6/07; BNP Paribas Finance, due 2/13/07; BTC DIS BER, due 3/2/07; Cairn High Grade, due 2/26/07; CBA Delaware Finance, due 2/20/07; CDD DIS BER, due 4/5/07; Centrestar Capital No.1, due 4/16/07; CRC Funding LLC, due 2/23/07; Dexia Delaware LLC, due 2/26/07 to 3/2/07; EDC DIS BE, due 5/2/07; Adison Asset, due 3/1/07; Export Development Corp., due 4/25/07; Fortis FD, due 3/2/07; George Street, due 2/26/07; Great West Life & Ann, due 4/19/07 to 4/30/07; Greyhawk Funding, due 2/21/07 to 3/9/07; GYL, due 2/12/07; HBOS Treasury Services, due 4/12/07; ING Funding, due 2/20/07 to 4/19/07; IXIS, due 2/16/07 to 3/27/07; KFW International Finance, due 2/26/07 to 6/29/07; Kitty Hawk Funding, due 2/26/07; LLM BIS BE, due 2/26/07; Madison Gas & Electricity, due 2/1/07; MANE Funding Corp., 2/26/07; Metlife Funding, Inc., due 3/19/07; MRT DIS BE, due 4/10/07; Nestle Capital Corp., due 2/2/07; Nordea N.A., due 2/28/07 to 3/29/07; Ranger Funding Co., due 2/8/07; River Fuel Funding, Inc., due 2/7/07 to 2/15/07; Santander Central, due 3/14/07; 7-Eleven, Inc., due 2/6/07 to 2/22/07; Stanfield Victoria, due 2/15/07; SVE DIS BE, due 2/2/07; Swedish National Housing, due 3/26/07; Sydney Capital Corp., due 2/26/07; Tasman Funding, Inc., due 2/12/07; Transamerica Asset Funding, due 2/21/07; UBS Finance, due 4/5/07; Westpac Banking Corp., due 2/16/07; Whistlejacket Capital, due 3/2/07; Windmill Funding Corp, due 5/25/07; Yorktown Capital LLC, due 2/6/07 to 3/12/07, valued at $402,905.

	395,000	395,000
Total Repurchase Agreements (Cost $2,265,000)		2,265,000
Total Investments (100.6%) (Cost $25,491,878)		25,491,878
Liabilities in Excess of Other Assets (-0.6%)		(146,035)
Net Assets (100%)		$25,345,843

(a) 144A Security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b) Variable/Floating Rate Security - interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2007.

Government Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2007 (unaudited)

		Face
		Amount	Value
		(000)	(000)
US Government & Agency Securities (19.2%)
Federal Farm Credit Bank
5.23%, 6/16/08	(b)	$40,000	$39,984
5.25%, 2/12/07 - 3/22/07	(b)	55,000	54,999
7.21%, 4/4/07		2,550	2,558
Federal Home Loan Bank
3.00%, 2/5/07		2,000	2,000
3.25%, 12/17/07		2,100	2,064
3.30%, 3/22/07		1,000	997
3.75%, 5/15/07		5,000	4,980
4.00%, 4/5/07 - 7/13/07		8,000	7,967
4.13%, 7/20/07		3,100	3,084
4.88%, 2/13/07		1,100	1,100
4.89%, 3/5/07		22,000	21,997
5.19%, 6/18/08	(b)	30,000	29,982
5.20%, 1/10/08 - 4/10/08	(b)	55,000	54,973
5.23%, 8/10/07	(b)	25,000	24,995
5.30%, 11/19/07 - 1/10/08		25,000	25,000
5.33%, 11/14/07		10,000	10,000
5.41%, 12/28/07 - 1/3/08		35,000	35,000
Federal Home Loan Mortgage Corp.
2.38%, 2/15/07		14,940	14,923
2.43%, 3/23/07		5,000	4,981
2.75%, 3/28/07		5,000	4,981
2.88%, 5/15/07		3,210	3,189
3.75%, 3/15/07 - 4/15/07		37,000	36,893
4.13%, 4/2/07		10,000	9,980
4.50%, 4/18/07		10,000	9,985
4.50%, 5/17/07	(b)	4,359	4,350
4.88%, 3/15/07		7,275	7,273
4.90%, 3/5/07		5,000	4,999
5.00%, 4/3/07		5,000	4,958
5.10%, 5/29/07		23,000	22,625
5.12%, 5/4/07		1,410	1,392
5.13%, 8/3/07		13,900	13,547
5.19%, 3/30/07		1,266	1,256
5.22%, 9/17/07	(b)	10,000	9,999
5.23%, 6/22/07 - 7/6/07	(b)	75,000	74,988
5.28%, 10/16/07 - 11/30/07		7,000	6,715
5.35%, 11/21/07		15,000	15,000
7.00%, 6/22/07		7,000	6,861
Federal National Mortgage Association
2.35%, 4/5/07		1,290	1,283
2.60%, 3/30/07		3,300	3,286
2.75%, 7/23/07		10,750	10,624
3.25%, 5/11/07		5,000	4,974
3.55%, 2/16/07		9,695	9,688
3.63%, 3/15/07		15,550	15,518
3.88%, 5/15/07		4,000	3,984

4.00%, 2/22/07	1,025	1,024
4.75%, 8/3/07	3,185	3,176
5.02%, 12/28/07	5,000	4,770
5.05%, 4/27/07	5,000	4,941
5.10%, 5/2/07	5,817	5,744
5.11%, 5/8/07	7,000	6,906
5.15%, 6/29/07 - 9/21/07	17,650	17,320
5.20%, 10/5/07	2,652	2,561
5.24%, 11/30/07	10,000	9,579
5.25%, 4/15/07	4,162	4,162
7.13%, 3/15/07	5,067	5,077
Total U.S. Government & Agency Securities (Cost $695,192)		695,192
Repurchase Agreements (81.0%)
Banc of America LLC, 5.20%, dated 1/31/07, due 2/1/07, repurchase price $70,010: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: 5.00%, due 10/1/35, valued at $71,400.	70,000	70,000
Banc of America LLC, 5.27%, dated 1/31/07, due 2/1/07, repurchase price $352,052: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: 5.00%, due 6/1/35, valued at $359,040.	352,000	352,000
Barclays, Inc., 5.27%, dated 1/31/07, due 2/1/07, repurchase price $480,070: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgages: 5.00% to 6.00%, due 10/1/36 to 11/1/36; Federal National Mortgage Association, Fixed Rate Mortgage: 6.00%, due 9/1/36; Federal National Mortgage Association, Adjustable Rate Mortgage: 5.85%, due 9/1/36, valued at $489,600.	480,000	480,000
Barclays, Inc., 5.29%, dated 1/22/07, due 4/23/07, repurchase price $30,401: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, Adjustable Rate Mortgage: 5.24%, due 6/22/10; Federal National Mortgage Association, Fixed Rate Mortgage: 5.41%, due 1/27/25, valued at $30,600.	30,000	30,000
Bear Stearns Cos., Inc., 5.27%, dated 1/31/07, due 2/1/07, repurchase price $680,100: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Gold Pools: 4.50% to 7.50%, due 9/1/18 to 1/1/37; Federal National Mortgage Association, Fixed Rate Mortgages: 4.50% to 7.00%, due 2/1/18 to 2/1/37, valued at: $693,604.	680,000	680,000
CS First Boston LLC, 5.26%, dated 11/30/06, due 3/30/07, repurchase price $20,351: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: 5.00% to 6.00%, due 4/1/24 to 4/1/35, valued at $20,400.	20,000	20,000
CS First Boston LLC, 5.27%, dated 1/31/07,

due 2/1/07, repurchase price $425,062: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Gold Pools: 5.00% to 6.00%, due 9/1/21 to 12/1/36; Federal National Mortgage Association, Fixed Rate Mortgages: 4.50% to 7.00%, due 9/1/08 to 1/1/37, valued at: $433,502.	425,000	425,000
CS First Boston LLC, 5.28%, dated 11/21/06, due 2/20/07, repurchase price $20,267: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: 5.00% to 6.00%, due 9/1/21 to 12/1/36; Federal National Mortgage Association, Fixed Rate Mortgages: 5.00% to 6.50%, due 4/1/24 to 7/1/36, valued at: $20,400.	20,000	20,000
Goldman Sachs Group, Inc., 5.28%, date 1/31/07, due 2/1/07, repurchase price $525,587: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Gold Pools: 4.50% to 6.00%, due 12/1/21 to 11/1/35; Federal National Mortgage Association, Fixed Rate Mortgages: 5.00% to 6.00%, due 9/1/18 to 4/1/36, valued at $536,020.	525,510	525,510
UBS Securities LLC, 5.28%, dated 1/3/07 due 4/3/07, repurchase price $40,528: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: United States Treasury Note, Fixed Rate Mortgage: 4.75%, due 1/31/12, valued at $40,803.	40,000	40,000
UBS Securities LLC, 5.28%, dated 1/11/07 due 6/11/07, repurchase price $30,664: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: 6.00% , due 5/1/36 to 10/1/36, valued at $30,601.	30,000	30,000
Wachovia Capital Markets LLC, 5.28%, dated 1/31/07 due 2/1/07, repurchase price $250,037: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgage: 5.00%, due 6/1/21; Federal National Mortgage Association, Fixed Rate Mortgages: 4.87% to 5.50%, due 2/1/14 to 5/1/33; United States Treasury Note, Fixed Rate Mortgage: 8.75%, due 8/15/20, valued at $255,001.	250,000	250,000
Total Repurchase Agreements (Cost $2,922,510)		2,922,510
Total Investments (100.2%) (Cost $3,617,702)		3,617,702
Liabilities in Excess of Other Assets (-0.2%)		(8,199)
Net Assets (100%)		3,609,503

(b) Variable/Floating Rate Security - interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2007.

Treasury Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2007 (unaudited)

	Face
	Amount	Value
	(000)	(000)
U.S. Treasury Securities (1.3%)
U.S. Treasury Bills (1.3%)
4.93%, 5/31/07	$100	$99
4.99%, 4/5/07	200	198
5.02%, 7/5/07	600	587
Total U.S. Treasury Securities (Cost $884)		884
Repurchase Agreements (99.1%)
Banc of America LLC, 5.20%, dated 1/31/07, due 2/1/07, repurchase price $13,002; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 3.25%, due 8/15/08, valued at $13,261.	13,000	13,000
Barclays Capital Inc., 5.21%, dated 1/31/07, due 2/1/07, repurchase price $13,402; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Note, Zero Coupon, due 11/15/07, valued at $13,668.	13,400	13,400
CS First Boston LLC, 5.21%, dated 1/31/07, due 2/1/07, repurchase price $13,493; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 3.00%, due 11/15/07, valued at $13,763.	13,491	13,491
Deutsche Bank Securities, Inc., 5.22%, dated 1/31/07, due 2/1/07, repurchase price $15,302; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bill, Zero Coupon, due 3/8/07, valued at $15,607.	15,300	15,300
Merrill Lynch & Co., Inc., 5.21%, dated 1/31/07, due 2/1/07, repurchase price $13,302; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 5.13%, due 5/15/16, valued at $13,566.	13,300	13,300
UBS Securities LLC, 5.23%, dated 1/31/07, due 5/8/07, repurchase price $507; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 4.50%, due 11/30/11, valued at $511.	500	500
Total Repurchase Agreements (Cost $68,991)		68,991
Total Investments (100.4%) (Cost $69,875)		69,875
Liabilities in Excess of Other Assets (-0.4%)		(306)
Net Assets (100%)		$69,569

Tax-Exempt Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2007 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Tax-Exempt Instruments (101.5%)
Commercial Paper (4.9%)
Dallas Area Rapid Transit, TX, Senior Sub-Lien, Series 2001
3.58%, 2/20/07	$7,000	$7,000
Houston, TX, Combined Utility System, Series 2004 A
3.63%, 3/14/07	11,100	11,100
Kentucky Asset Liability Commission, 2005 General Fund Second,
Series 2005 A-2
3.60%, 5/25/07	4,200	4,200
Missouri Development Finance Board, Missouri Association of Municipal
Utilities, Series 2006 A
3.65%, 2/22/07	4,930	4,930
Texas Municipal Power Agency, Series 2005 A
3.55%, 2/5/07	8,500	8,500
Texas Public Finance Authority, Series 2002 B
3.64%, 2/26/07	10,000	10,000
		45,730
Daily Variable Rate Bonds (8.0%)
Kentucky Public Energy Authority Inc., Gas Supply, Series 2006 A
3.74%, 8/1/16	19,975	19,975
Sarasota County, FL, Continuing Care Retirement Community
Glenridge on Palmer Ranch Inc., Series 2006
3.73%, 6/1/36	12,000	12,000
Washington State Housing Commission, WA, Mirabella, Series 2006 A
3.74%, 3/1/36	42,900	42,900
		74,875
Municipal Bonds & Notes (7.5%)
Cook County School District No. 159, IL, Matteson-Richton Park,
Series 2006 TAWs
4.75%, 11/1/07	3,500	3,527
District of Columbia, Series 2007 TRANs
4.25%, 9/28/07	5,000	5,021
Hastings, NY, Series 2006 BANs
4.25%, 7/13/07	3,000	3,000
Indiana Bond Bank, Advance Funding, Series 2007 A
4.25%, 1/31/08	6,000	6,035
Michigan, Series 2007 A
4.25%, 9/28/07	7,000	7,033
New Jersey, Series 2007 A TRANs
4.50%, 6/22/07	5,000	5,018
New Jersey Transit Corporation, Federal Transit Administration Grants,
Series 2000 B COPs (Ambac)
5.50%, 9/15/07	4,000	4,047
Orange County School District, FL, Series 2006 TANs
4.00%, 9/14/07	6,500	6,514
Pioneer Valley Transit Authority, MA, Series 2006 RANs
4.50%, 8/3/07	2,500	2,506
Rhode Island & Providence Plantations, Series 2007 TANs
4.25%, 6/29/07	4,000	4,011
Roosevelt Union Free School District, NY, Series 2006 B BANs
4.35%, 8/2/07	2,889	2,897
Texas, Series 2006 TRANs
4.50%, 8/31/07	4,000	4,020
Three Rivers Solid Waste Authority, SC, Series 2007 BANs
4.50%, 6/1/07	3,500	3,510
Wichita, KS, Renewal & Improvement Temporary Notes, Series 218
4.25%, 8/9/07	8,000	8,027

Worthington City School District, OH, Series 2006 BANs
4.38%, 5/3/07	5,000	5,011
		70,177
Put Option Bonds (3.5%)
Chicago, IL, Tender Notes, Series 2006
3.52%, 2/15/08	12,000	12,000
Oklahoma Water Resources Board, State Loan, Series 2001
3.55%, 10/1/34	3,570	3,570
Plaquemines Port Harbor & Terminal District, LA, Chevron Pipe Line Co.,
Series 1984
3.85%, 9/1/08	4,700	4,700
Texas Transportation Commission, Mobility Fund, Series 2006 B
3.52%, 4/1/36	4,000	4,000
Wapello County, IA, Ottumwa Regional Health Center, Series 2006 (Radian)
3.60%, 10/1/31	8,500	8,500
		32,770
Weekly Variable Rate Bonds (77.6%)
Alabama Special Care Facilities Authority of the City of Mobile,
Ascension Health Senior Credit Group, Series 2006 D ROCs II-R,
Series 687
3.65%, 11/15/14	11,000	11,000
Albuquerque, NM, Affordable Housing Refunding, Series 2000 (MBIA)
3.53%, 7/1/30	5,025	5,025
Atlanta, GA, Water & Wastewater, Series 2004 Floater-TRs,
Series 2006 K2 (FSA)
3.55%, 11/1/43	4,500	4,500
Birmingham Public Educational Building Authority, AL, University of
Alabama Student Housing, Series 2005 A
3.63%, 7/1/37	11,000	11,000
Broward County Health Facilities Authority, FL, Henderson Mental Health Center,
Series 2004
3.56%, 7/1/29	5,100	5,100
Cary, NC, Series 2006
3.49%, 6/1/27	4,100	4,100
Centerra Metropolitan District No. 1, CO, Series 2004
3.64%, 12/1/29	4,100	4,100
Central Utah Water Conservancy District, Series 1998 E (Ambac)
3.51%, 4/1/27	12,410	12,410
Charlotte, NC, Convention Facility, Series 2003 B COPs
3.61%, 12/1/21	5,000	5,000
Chicago Board of Education, IL, Series 2004 D (FSA)
3.64%, 3/1/23	11,030	11,030
Chicago, IL, Chicago O’Hare International Airport Third Lien,
Series 2005 C (CIFG)
3.51%, 1/1/35	7,400	7,400
Chicago, IL, Chicago O’Hare International Airport Third Lien,
Series 2005 D (CIFG)
3.51%, 1/1/35	8,000	8,000
Colorado Educational & Cultural Facilities Authority, Pueblo Serra Worship
Holdings, Series 2006
3.63%, 3/1/37	7,000	7,000
Colorado Health Facilities Authority, Catholic Health Initiatives,
Series 2004 B-4
3.50%, 3/1/23	5,000	5,000
Colorado Health Facilities Authority, NCMC Inc., Series 2005 (FSA)
3.51%, 5/15/24	4,345	4,345
Columbus Development Authority, GA, Student Housing Facilities,
Series 2005 A
3.65%, 9/1/30	5,425	5,425
Cook County, IL, Series 2002 D P-FLOATs PT-1522 (Ambac)
3.66%, 11/15/20	7,265	7,265
DeKalb County, GA, Water & Sewerage, Series 2006 B Floaters, Series 17 (FSA)
3.65%, 10/1/35	8,500	8,500
DeKalb County, GA, Water & Sewerage, Series 2006 B Floaters, Series 69 (FSA)

3.65%, 10/1/32	9,610	9,610
Derry Township Industrial & Commercial Development Authority, PA,
Hotel Tax Arena, Series 2000 A
3.64%, 11/1/30	6,700	6,700
Florida Gas Utility, Gas Supply Acquisition No. 2, Series 2006 A-1
3.60%, 11/1/26	6,000	6,000
Fort Wayne, IN, Health Quest Realty X, Series 1993 A TOBs (FHA)
3.79%, 8/1/13	205	205
Garland Health Facilities Development Corp., TX, Chambrel Club Hill,
Series 2002
3.63%, 11/15/32	4,900	4,900
Glendale Heights, IL, Glendale Lakes, Series 2000
3.62%, 3/1/30	2,445	2,445
Harris County Industrial Development Corp., TX, Baytank Inc., Series 1998
3.51%, 2/1/20	9,400	9,400
Illinois Development Finance Authority, Jewish Federation of Metropolitan
Chicago, Series 1999 (Ambac)
3.53%, 9/1/24	2,555	2,555
Illinois Educational Facilities Authority, National-Louis University,
Series 1999 A
3.63%, 6/1/29	10,750	10,750
Illinois Educational Facilities Authority, IL, The Art Institute of Chicago,
Series 1995
3.51%, 3/1/27	11,600	11,600
Illinois Finance Authority, CHF-DeKalb LLC at Northern Illinois University,
Series 2006 A
3.68%, 7/1/38	4,500	4,500
Illinois Finance Authority, Elmhurst Memorial Healthcare Municipal CRVS,
Series 2006-2001
3.67%, 7/1/09	4,000	4,000
Illinois Finance Authority, Rush University Medical Center,
Series 2006 A-1 (MBIA)
3.50%, 11/1/35	3,000	3,000
Illinois Finance Authority, Village of Oak Park Residence, Series 2006
3.63%, 9/1/46	4,000	4,000
Illinois Housing Development Authority, Village Center Development,
Series 2004
3.63%, 3/1/20	7,600	7,600
Illinois International Port District, Series 2003
3.69%, 1/1/23	3,500	3,500
Indiana Educational Facilities Authority, Bethel College, Series 2004
3.61%, 2/1/34	1,560	1,560
Indiana Development Finance Authority, IN, The Culver Educational
Foundation, Series 1997
3.57%, 1/1/32	13,300	13,300
Indiana Health Facility Financing Authority, Community Health Network,
Series 2005 C
3.63%, 5/1/35	10,000	10,000
Infirmary Health System Special Care Facilities Financing Authority of Mobile,
AL, Series 2006 B
3.54%, 2/1/40	5,000	5,000
Jackson Health Educational & Housing Facility Board, TN, Union University,
Series 2005
3.51%, 7/1/19	6,620	6,620
J.P. Morgan Chase & Co., Various States, I-PUTTERs, Series 1633P
3.81%, 12/15/13	8,000	8,000
Kansas City Industrial Development Authority, MO, Kansas City Downtown
Redevelopment District, Series 2005 A (Ambac)
3.52%, 12/1/32	12,400	12,400
Kansas City Industrial Development Authority, MO, Kansas City Downtown
Redevelopment District, Series 2006 A (Ambac)
3.52%, 12/1/32	5,000	5,000
Kent Hospital Finance Authority, MI, Metropolitan Hospital, Series 2005 B
3.66%, 7/1/40	3,000	3,000

Knox County Health Educational & Housing Facility Board, TN, Webb School
of Knoxville, Series 2006
3.51%, 8/1/26	7,000	7,000
Lancaster County Hospital Authority, PA, Willow Valley Retirement
Communities, Series 2002 B (Radian)
3.60%, 12/1/07	5,350	5,350
Lehman Brothers Pooled Municipal Trust Receipts, KY, Jefferson County
Christian Church Homes, Series 1994 Floater-TRs, Series, 2005 F-8
3.60%, 11/15/18	4,835	4,835
Madisonville, KY, Trover Clinic Foundation, Inc., Series 2006 (AGC)
3.64%, 11/1/36	19,250	19,250
Massachusetts Development Finance Agency, Dana Hall School, Series 2004
3.62%, 6/1/34	2,500	2,500
Massachusetts Health & Educational Facilities Authority, Cap Cod Healthcare
Obligated Group 2004, Series D (AGC)
3.64%, 11/15/35	5,000	5,000
Merrillville, IN, Southlake Care Center, Series 1992 A TOBs (FHA)
3.79%, 7/1/11	410	410
Mississippi Development Bank, Magnolia Regional Health Center,
Series 2006 A (Radian)
3.66%, 10/1/36	7,000	7,000
Montgomery County, OH, Catholic Health Initiatives, Series 2006 B-1
3.50%, 4/1/37	5,000	5,000
Municipal Energy Acquisition Corp., TN, Gas, Series 2006 B PUTTERs,
Series 1579
3.67%, 11/30/07	13,100	13,100
Nevada System of Higher Education, Series 2005 B PUTTERs,
Series 1134 (Ambac)
3.66%, 7/1/13	5,270	5,270
New Castle County, DE, University Courtyard Apartments, Series 2005
3.64%, 8/1/31	4,900	4,900
New Hampshire Health & Education Facilities Authority, Crotched Mountain
Rehabilitation Center, Series 2006
3.63%, 1/1/37	7,500	7,500
New Hampshire Health & Education Facilities Authority, Weeks Medical Center,
Series 2005 A
3.61%, 7/1/35	3,545	3,545
New Hampshire Higher Educational Health & Facilities Authority, Riverwoods
at Exeter, Series 1997 B
3.63%, 3/1/23	9,725	9,725
New York State Dormitory Authority, Mount St. Mary College,
Series 2005 (Radian)
3.65%, 7/1/35	3,000	3,000
North Carolina Capital Facilities Finance Agency, Barton College, Series 2004
3.65%, 7/1/19	4,900	4,900
North Carolina Medical Care Commission, Firsthealth of the Carolinas,
Series 2002
3.51%, 10/1/32	2,600	2,600
North Carolina Medical Care Commission, Mission-St. Joseph’s Health System,
Series 2003
3.66%, 10/1/18	10,550	10,550
North Carolina, Series 2002 E
3.48%, 6/1/19	2,850	2,850
North Charleston, SC, Municipal Golf Course, Series 2003
3.60%, 5/1/24	11,100	11,100
Oak Park Heights, MN, Multifamily Boutwells Landing, Series 2005
3.63%, 11/1/35	4,500	4,500
Ohio, Common Schools, Series 2005 C P-FLOATs PT-3442
3.64%, 6/15/25	15,140	15,140
Ohio, Common Schools, Series 2006 C
3.50%, 6/15/26	5,200	5,200
Omaha, NE, Eagle #2004001, Class A
3.66%, 4/1/26	1,000	1,000
Pennsylvania Turnpike Commission, Series 2002 A-1

3.51%, 12/1/30	9,100	9,100
Perry County, MS, Leaf River Forest Products Inc., Series 2002
3.63%, 2/1/22	11,200	11,200
Philadelphia Industrial Development Authority, PA, Inglis House,
Series 1997
3.64%, 5/1/17	9,600	9,600
Phoenix Civic Improvement Corp., AZ, Civic Plaza Expansion,
Series 2005 B Floaters, Series 84Z (FGIC)
3.67%, 7/1/38	5,660	5,660
Pima County Industrial Development Authority, AZ, El Dorado Hospital,
Series 2004
3.65%, 4/1/38	1,000	1,000
Pine Ridge Village/Campus Heights LLC, AZ, Northern Arizona University,
Series 2005 (FGIC)
3.52%, 6/1/33	3,000	3,000
Port St. Lucie, FL, Utility System, Series 2005 (MBIA)
3.50%, 9/1/35	2,200	2,200
Puttable Floating Option Tax-Exempts Receipts, OT, Series 2006
P-FLOATs EC-002
3.81%, 12/1/35	35,375	35,375
Raleigh, NC, Downtown Improvement, Series 2005 B COPs
3.50%, 2/1/34	3,000	3,000
Regional Transportation Authority, IL, Refunding, Series 2005 B
3.50%, 6/1/25	3,445	3,445
Rhode Island Convention Center Authority, Refunding 2001, Series A (MBIA)
3.59%, 5/15/27	1,255	1,255
Rhode Island Economic Development Corp., Airport 2005,
Series C P-FLOATS PT-2953 (MBIA)
3.65%, 7/1/23	2,130	2,130
Rhode Island Health & Educational Building Corp., Meeting Street Center,
Series 2005
3.45%, 6/1/35	4,300	4,300
Richmond, KY, Kentucky League of Cities Funding Trust, Series 2006 A
3.65%, 3/1/36	7,500	7,500
Rickenbacher Port Authority, OH, OASBO Expanded Asset Pooled Financing,
Series 2002 A ROCs II-R, Series 591CE
3.65%, 7/1/26	5,620	5,620
Roaring Fork Municipal Products, AZ, Pima County Industrial Development
Authority Christian Care Tuscan, Series 2006 A Class A Certificates,
Series 2007-1
3.68%, 12/15/21	10,600	10,600
Roaring Fork Municipal Products, WA, Washington Class A Certificates,
Series 2005-4 (FSA)
3.69%, 1/1/20	9,335	9,335
Sam Rayburn Municipal Power Agency, TX, Refunding, Series 2002
P-FLOATs PT-2413 (Radian)
3.67%, 10/1/21	7,150	7,150
San Antonio, TX, Water System Sub Lien, Series 2003 B (MBIA)
3.55%, 5/15/33	5,050	5,050
South Carolina Jobs Economic Development Authority, Burroughs & Chapin
Business Park, Series 2002
3.66%, 5/1/32	5,400	5,400
South Carolina Jobs Economic Development Authority, Goodwill Industries,
Series 2006
3.65%, 9/1/28	5,000	5,000
South Carolina Jobs -Economic Development Authority, Oconee Memorial
Hospital, Series 2005 A (Radian)
3.67%, 10/1/35	5,000	5,000
South Carolina Jobs -Economic Development Authority, Oconee Memorial
Hospital, Series 2006 A (Radian)
3.67%, 10/1/36	5,400	5,400
St. Joseph County, IN, Logan Community Resources, Series 2004
3.65%, 5/1/34	6,350	6,350
Tennergy Corp., TN, Gas, Series 2006 B PUTTERs, Series 1260B

3.66%, 11/1/13	15,000	15,000
Tennessee Energy Acquisition Corp., Gas, Series 2006 A ROCs II-R, Series 598
3.65%, 3/1/19	5,000	5,000
Umatilla County Hospital Facility Authority, OR, Catholic Health Initiatives,
Series 1997 B
3.51%, 12/1/24	4,100	4,100
University of Hawaii Board of Regents, Series 2006 A P-FLOATs PT-3685 (MBIA)
3.66%, 7/15/20	8,880	8,880
University of Minnesota Regents, Series 1999 A
3.48%, 1/1/34	945	945
University of New Mexico Regents, Series 2002 B
3.53%, 6/1/26	5,000	5,000
Vermont Economic Development Authority, VT, Wake Robin Corp., Series 2006 C
3.65%, 5/1/09	5,250	5,250
Volusia County Educational Facilities Authority, FL, Embry-Riddle Aeronautical
University, Series 2005 ROCs II-R, Series 440 (Radian)
3.66%, 10/15/13	5,645	5,645
Washington County Authority, PA, Girard Estate, Series 1999
3.60%, 6/1/27	8,715	8,715
Washington Health Care Facilities Authority, WA, Swedish Health Services,
Series 2006
3.60%, 11/15/26	9,000	9,000
Washington Higher Education Facilities Authority, Whitman College, Series 2004
3.60%, 10/1/29	6,420	6,420
Washington State, Floater-TRs, Series 2006 P23U 2006 D (MBIA)
3.55%, 1/1/08	5,380	5,380
Washington State Housing Finance Commission, Judson Park, Series 2007
3.68%, 2/1/37	10,400	10,400
Washington State Housing Finance Commission, YMCA of Tacoma-Pierce County,
Series 2006
3.56%, 12/1/32	4,165	4,165
Will County, IL, University of St. Francis, Series 2005
3.55%, 12/1/25	3,500	3,500
Wisconsin Health & Educational Facilities Authority, Amery Regional Medical
Center, Series 2006 A
3.59%, 5/1/36	8,000	8,000
Wisconsin Health & Educational Facilities Authority, Watertown Memorial
Hospital, Series 2006 (Radian)
3.64%, 9/1/36	5,000	5,000
York County School District No. 4, SC, Fort Mill TOCs, Series 2004 F
3.65%, 3/9/12	5,870	5,870
Yorkville United City Special Service Area 2004-106, IL, Special Tax, Series 2004
3.63%, 3/1/34	3,000	3,000
		726,010
Total Tax-Exempt Instruments (Cost $949,562)		949,562
Total Investments (101.5%) (Cost $949,562)		949,562
Liabilities in Excess of Other Assets (-1.5%)		(13,918)
Net Assets (100%)		$935,644

AGC	— Associated General Contractors of America
Ambac	— Ambac Assurance Corp.
BANs	— Bond Anticipation Notes
CIFG	— CDC IXIS Financial Guaranty
COPs	— Certificates of Participation
FGIC	— Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
FSA	— Financial Security Assurance, Inc.
Floater-TRs	— Floating Rate Trust Receipts
MBIA	— MBIA Insurance Corp.
P-FLOATs	— Puttable Floating Option Tax-Exempt Receipts
PUTTERs	— Puttable Tax-exempt Receipts
Radian	— Radian Asset Assurance Inc.
RANs	— Revenue Anticipation Notes

ROCs	— Reset Option Certificates
TANs	— Tax Anticipation Notes
TAWs	— Tax Anticipation Warrants
TOBs	— Tender Option Bonds
TOCs	— Tender Option Certificates
TRANs	— Tax and Revenue Anticipation Notes

Summary of Tax-Exempt Instruments by State/Territory

		Percent
	Value	of Net
State/Territory	(000)	Assets
Illinois	$113,117	12.1%
Washington	87,600	9.4%
Texas	71,120	7.6%
Kentucky	55,760	6.0%
Tennessee	46,720	5.0%
Multi-State	43,375	4.6%
South Carolina	41,280	4.4%
Pennsylvania	39,465	4.2%
Indiana	37,860	4.0%
Florida	37,459	4.0%
Ohio	35,971	3.8%
North Carolina	33,000	3.5%
Georgia	28,035	3.0%
Alabama	27,000	2.9%
Missouri	22,330	2.4%
New Hampshire	20,770	2.2%
Colordao	20,445	2.2%
Arizona	20,260	2.2%
Mississippi	18,200	1.9%
Wisconsin	13,000	1.4%
Utah	12,410	1.3%
Rhode Island	11,696	1.3%
Michigan	10,033	1.1%
New Mexico	10,025	1.1%
Massachusetts	10,006	1.1%
New Jersey	9,065	1.0%
New York	8,897	0.9%
Hawaii	8,880	0.9%
Iowa	8,500	0.9%
Kansas	8,027	0.9%
Minnesota	5,445	0.6%
Nevada	5,270	0.6%
Vermont	5,250	0.6%
DC	5,021	0.5%
Deleware	4,900	0.5%
Louisianna	4,700	0.5%
Oregon	4,100	0.4%
Oklahoma	3,570	0.4%
Nebraska	1,000	0.1%
	$949,562	101.5%

Item 2. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

[See General Instructions]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Liquidity Funds
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	March 22, 2007

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	March 22, 2007